DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK 10048







                                   March 27, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter U. S. Government Money Market Trust
     File #2-74980
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on March 18, 1997.


                                   Very truly yours,

                                /s/Marilyn K. Cranney

                                   Marilyn K. Cranney
                                   Assistant Secretary



cc: Randolph Koch
    Barry Fink